Loan operations and lease operations portfolio (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Composition of Carrying Amount of Loan Operations and Lease Operations by Type, Sector of Debtor, Maturity and Concentration

Below is the composition of the carrying amount of loan operations and lease operations by type, sector of debtor, maturity and concentration:

Loan operations and lease operations by type	12/31/2017	12/31/2016
Individuals	190,153	183,147
Credit card	66,650	59,022
Personal loan	25,193	25,813
Payroll loans	44,419	44,636
Vehicles	14,083	15,434
Mortgage loans	39,808	38,242
Corporate	107,617	121,754
Small and medium businesses	59,453	58,935
Foreign loans—Latin America	136,144	126,530

Total loan operations and lease operations	493,367	490,366

Allowance for loan and lease losses	(27,895)	(26,972)

Total loan operations and lease operations, net of allowance for loan and lease losses	465,472	463,394

By maturity	12/31/2017	12/31/2016
Overdue as from 1 day	17,622	16,843
Falling due up to 3 months	127,402	130,313
Falling due more than 3 months but less than 1 year	116,089	112,923
Falling due after 1 year	232,254	230,287

Total loan operations and lease operations	493,367	490,366

By concentration	12/31/2017	12/31/2016
Largest debtor	4,078	3,543
10 largest debtors	20,365	21,609
20 largest debtors	30,761	32,720
50 largest debtors	50,089	52,992
100 largest debtors	69,427	72,441

Summary of Changes in the Allowance for Loan and Lease Losses

The changes in the allowance for loan and lease losses are shown in the table below:

Composition of the carrying amount by class of assets	Opening balance 12/31/2016	Write-offs	Net increase / (Reversal)	Closing balance 12/31/2017
Individuals	14,259	(12,538)	11,271	12,992
Credit card	3,693	(4,252)	4,028	3,469
Personal loans	7,756	(6,412)	5,500	6,844
Payroll loans	2,108	(1,357)	1,331	2,082
Vehicles	644	(476)	382	550
Mortgage loans	58	(41)	30	47
Corporate	5,862	(1,648)	2,744	6,958
Small and medium businesses	4,743	(4,168)	3,244	3,819
Foreign loans—Latin America	2,108	(1,469)	3,487	4,126

Total	26,972	(19,823)	20,746	27,895

Composition of the carrying amount by class of assets	Opening balance 12/31/2015	Write-offs	Net increase / (Reversal)	Closing balance 12/31/2016
Individuals	14,717	(13,682)	13,224	14,259
Credit card	4,141	(4,905)	4,457	3,693
Personal loans	8,330	(6,745)	6,171	7,756
Payroll loans	1,319	(1,273)	2,062	2,108
Vehicles	874	(709)	479	644
Mortgage loans	53	(50)	55	58
Corporate	6,459	(4,985)	4,388	5,862
Small and medium businesses	4,809	(4,267)	4,201	4,743
Foreign loans—Latin America	859	(1,317)	2,566	2,108

Total	26,844	(24,251)	24,379	26,972

Composition of the carrying amount by class of assets	Opening balance 12/31/2014	Write-offs	Net increase / (Reversal)	Closing balance 12/31/2015
Individuals	13,385	(11,235)	12,567	14,717
Credit card	3,740	(4,055)	4,456	4,141
Personal loans	7,024	(5,221)	6,527	8,330
Payroll loans	1,107	(622)	834	1,319
Vehicles	1,469	(1,294)	699	874
Mortgage loans	45	(43)	51	53
Corporate	3,114	(4,321)	7,666	6,459
Small and medium businesses	5,158	(3,981)	3,632	4,809
Foreign loans—Latin America	735	(528)	652	859

Total	22,392	(20,065)	24,517	26,844

The composition of the allowance for loan and lease losses by customer sector is shown in the following table:

	12/31/2017	12/31/2016
Public sector	4	5
Industry and commerce	4,634	5,253
Services	6,835	5,237
Natural resources	824	872
Other sectors	629	19
Individuals	14,969	15,586

Total	27,895	26,972

Summary of Composition of the Allowance for Loan and Lease Losses by Type of Assessment for Objective Evidence of Impairment

The composition of the allowance for loan and lease losses by type of assessment for objective evidence of impairment is shown in the following table:

	12/31/2017						12/31/2016
	Impaired		Not impaired		Total		Impaired		Not impaired		Total
	Loan	Allowance	Loan	Allowance	Loan	Allowance	Loan	Allowance	Loan	Allowance	Loan	Allowance
I – Individually evaluated
Corporate (*)	14,615	6,509	93,002	449	107,617	6,958	14,138	5,351	107,616	511	121,754	5,862
II- Collectively evaluated
Individuals	9,842	6,091	180,311	6,901	190,153	12,992	10,763	6,756	172,384	7,503	183,147	14,259
Credit card	3,421	2,040	63,229	1,429	66,650	3,469	3,512	2,150	55,510	1,543	59,022	3,693
Personal loans	4,058	2,777	21,135	4,067	25,193	6,844	4,837	3,302	20,976	4,454	25,813	7,756
Payroll loans	1,470	973	42,949	1,109	44,419	2,082	1,431	954	43,205	1,154	44,636	2,108
Vehicles	476	278	13,607	272	14,083	550	591	326	14,843	318	15,434	644
Mortgage loans	417	23	39,391	24	39,808	47	392	24	37,850	34	38,242	58
Small and medium businesses	2,895	1,904	56,558	1,915	59,453	3,819	3,646	2,523	55,289	2,220	58,935	4,743
Foreign loans—Latin America	2,665	1,409	133,479	2,717	136,144	4,126	1,770	727	124,760	1,381	126,530	2,108

Total	30,017	15,913	463,350	11,982	493,367	27,895	30,317	15,357	460,049	11,615	490,366	26,972

(*)	As detailed in Note 2.4d X, the majority of Large Companies’ credits with objective evidence of impairment are individually evaluated. Credits without objective evidence of impairment are collectively evaluated, in accordance with the characteristics of the operations.

Summary of Analysis of Present Value of Minimum Future Payments Receivable From Finance Leases by Maturity Basically Composed of Individual Operations - Vehicles

Below is the analysis of the present value of minimum future payments receivable from finance leases by maturity basically composed of individual operations—vehicles:

	12/31/2017
	Minimum future payments	Future financial income	Present value
Current	3,292	(1,898)	1,394
Up to 1 year	3,292	(1,898)	1,394
Non-current	9,223	(2,859)	6,364
From 1 to 5 years	5,334	(2,803)	2,531
Over 5 years	3,889	(56)	3,833

Total	12,515	(4,757)	7,758

	12/31/2016
	Minimum future payments	Future financial income	Present value
Current	3,572	(1,636)	1,936
Up to 1 year	3,572	(1,636)	1,936
Non-current	9,726	(2,955)	6,771
From 1 to 5 years	5,741	(2,778)	2,963
Over 5 years	3,985	(177)	3,808

Total	13,298	(4,591)	8,707

Summary Sale or Transfer of Financial Assets

	12/31/2017				12/31/2016
	Assets		Liabilities (1)		Assets		Liabilities (1)
Nature of operation	Book value	Fair value	Book value	Fair value	Book value	Fair value	Book value	Fair value
Companies – working capital	2,651	2,651	2,570	2,570	2,768	2,768	2,768	2,768
Companies—loan (2)	—	—	4	4	—	—	8	8
Individuals—vehicles (2)	—	—	2	2	—	—	4	4
Individuals – mortgage loan	2,460	2,405	2,453	2,390	3,061	2,960	3,055	2,944

Total	5,111	5,056	5,029	4,966	5,829	5,728	5,835	5,724

(1)	Under Interbank Market Debt.
(2)	Assignment of operations that had already been written down to losses